ACCUMULATED OTHER COMPREHENSIVE INCOME (Schedule of Changes in Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (1,385)	$ (1,827)	$ (2,238)
Other comprehensive income (loss) before reclassifications	668	559	411
Amounts reclassified from accumulated other comprehensive income	(25)	(117)
Net current-period other comprehensive income (loss)	643	442	411
Balance	(742)	(1,385)	(1,827)
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(11)	(2)	84
Other comprehensive income (loss) before reclassifications	119	(6)	(86)
Amounts reclassified from accumulated other comprehensive income	(30)	(3)
Net current-period other comprehensive income (loss)	89	(9)	(86)
Balance	78	(11)	(2)
Held-to-maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1,374)	(1,825)	(2,322)
Other comprehensive income (loss) before reclassifications	549	565	497
Amounts reclassified from accumulated other comprehensive income	5	(114)
Net current-period other comprehensive income (loss)	554	451	497
Balance	$ (820)	$ (1,374)	$ (1,825)